Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 446	$ 994
Current liabilities	(17)	(17)
Noncurrent liabilities - Pension and other postretirement benefits	(707)	(699)
Pension Plan [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	446	994
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(477)	(455)
Total amount recognized	(31)	539
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(17)	(17)
Noncurrent liabilities - Pension and other postretirement benefits	(230)	(244)
Total amount recognized	$ (247)	$ (261)